Short-Term and Long-Term Financial Liabilities (Details)		1 Months Ended			9 Months Ended	12 Months Ended
	Jul. 31, 2023 shares	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 04, 2024 $ / shares	Dec. 31, 2021 $ / shares shares
Short-Term and Long-Term Financial Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares									$ 0.07
Issued warrants						$ 1,000,000
Convertible notes							$ 1,538,542
Shares outstanding (in Shares) | shares	143,044
Addition to ordinary share (in Shares) | shares	1
Exchange ratio	1.278
Converted into ordinary shares (in Shares) | shares	146,671
Fair value							4,500
Cash consideration							930,000
Other income						891,241	1,194,039	$ 657,926
Debt discount amortised						1,171,914	64,277
Other assets					$ 14,253,132	$ 14,253,132	3,806,246
Convertible shares (in Shares) | shares					202.0202
Convertible price (in Dollars per share) | $ / shares					$ 1,000
Reset price (in Dollars per share) | $ / shares						$ 2
Volume weighted average price (in Dollars per share) | $ / shares						$ 3
Warrants [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Convertible notes					$ 1	$ 1
Shares derived from warrants (in Shares) | shares	114,737
Partners for Growth [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Repaid amount		$ 20,000,000	$ 20,000,000	$ 20,000,000
Partners for Growth [Member] | Warrants [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Principal amount					$ 1	$ 1
Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Maturity date						Jul. 10, 2028
Rate of interest					15.00%	15.00%
Other income							$ 608,542
Convertible Notes [Member] | Financial Liabilities [Mmeber]
Short-Term and Long-Term Financial Liabilities [Line Items]
Maturity date						Apr. 30, 2029
Rate of interest					12.50%	12.50%
Cash Interest [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest					10.00%	10.00%
PIK Interest [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest					5.00%	5.00%
PIK Interest [Member] | Financial Liabilities [Mmeber]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest					12.50%	12.50%
Ordinary shares [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Shares outstanding (in Shares) | shares	114,737
First tranche [Member] | Warrants [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Warrants to purchase of shares (in Shares) | shares				71,522
Exercise price (in Dollars per share) | $ / shares				$ 2.53
Second tranche [Member] | Warrants [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Warrants to purchase of shares (in Shares) | shares										71,522
Exercise price (in Dollars per share) | $ / shares										$ 2.53
Third tranche [Member] | Warrants [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Warrants to purchase of shares (in Shares) | shares										71,522
Exercise price (in Dollars per share) | $ / shares										$ 2.53